Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		12 Months Ended
	Nov. 06, 2018	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Average risk-free rate of interest			1.47%
Fair value of the underlying shares on the date of option granted (in dollars per share)		$ 0.0071
Incremental compensation cost	$ 285,661
Stock options
Share-Based Compensation
Average risk-free rate of interest		1.88%
Expected volatility		41.60%
Expected volatility, minimum (as a percent)			41.80%
Dividend yield (as a percent)		0.00%	0.00%
Contractual term		10 years	10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)			$ 0.009
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)			$ 0.0508